Condensed Consolidated Statement of Stockholders Equity (Unaudited) (USD $)	Total	Common stock	Capital in Excess of Par Value	Accumulated Deficit
Beginning balance at Dec. 31, 2011	$ 200,000	$ 200	$ 199,800	$ 0
Beginning balance, shares at Dec. 31, 2011	20,000	20,000
Net loss	(35,188)			(35,188)
Ending balance at Mar. 31, 2012	$ 164,812	$ 200	$ 199,800	$ (35,188)
Ending balance, shares at Mar. 31, 2012	20,000	20,000